CONSOLIDATED STATEMENTS OF STOCKHOLDERS' EQUITY - USD ($) $ in Thousands	Total	Ordinary shares [Member]		Additional Paid-in Capital [Member]	Statutory Reserves [Member]	Retained Earnings [Member]	Accumulated Other Comprehensive Income (Loss) [Member]	Total Hollysys Automation Technologies Ltd. Stockholders' Equity [Member]	Noncontrolling Interest [Member]
Balance at Jun. 30, 2013	$ 415,475	$ 58		$ 170,779	$ 23,146	$ 182,873	$ 36,872	$ 413,728	$ 1,747
Balance (in shares) at Jun. 30, 2013		57,554,824
Share-based compensation	2,986	$ 0		2,986	0	0	0	2,986	0
Net income for the year	71,451	0		0	0	69,620	0	69,620	1,831
Appropriations to statutory reserves	0	0		0	142	(142)	0	0	0
Translation adjustments	2,146	0		0	0	0	2,141	2,141	5
Balance at Jun. 30, 2014	492,058	$ 58		173,765	23,288	252,351	39,013	488,475	3,583
Balance (in shares) at Jun. 30, 2014		57,554,824
Share-based compensation	2,492	$ 0		2,492	0	0	0	2,492	0
Issuance of ordinary shares upon exercise of options	1,280	$ 0	[1]	1,280	0	0	0	1,280	0
Issuance of ordinary shares upon exercise of options (in shares)		142,500
Exercise of share-based compensation on restricted shares issued to directors	0	$ 0	[1]	0	0	0	0	0	0
Exercise of share-based compensation on restricted shares issued to directors (in shares)		12,500
Issuance of Incentive Shares and Premium Shares for Bond (Note 3)	15,231	$ 0	[1]	15,231	0	0	0	15,231	0
Issuance of Incentive Shares and Premium Shares for Bond (Note 3) (in shares)		648,697
Net income for the year	99,187	$ 0		0	0	96,527	0	96,527	2,660
Appropriations to statutory reserves	0	0		0	7,137	(7,137)	0	0	0
Dividend paid	(23,300)	0		0	0	(23,300)	0	(23,300)	0
Other	(177)	0		0	(177)	0	0	(177)
Translation adjustments	(1,386)	0		0	0	0	(1,428)	(1,428)	42
Balance at Jun. 30, 2015	585,385	$ 58		192,768	30,248	318,441	37,585	579,100	6,285
Balance (in shares) at Jun. 30, 2015		58,358,521
Share-based compensation	3,860	$ 0		3,860	0	0	0	3,860	0
Issuance of ordinary shares upon exercise of options	5,441	$ 1		5,440	0	0	0	5,441	0
Issuance of ordinary shares upon exercise of options (in shares)		612,000
Issuance of Incentive Shares and Premium Shares for Bond (Note 3)	13,336	$ 1		13,335	0	0	0	13,336	0
Issuance of Incentive Shares and Premium Shares for Bond (Note 3) (in shares)		627,578
Net income for the year	123,504	$ 0		0	0	118,471	0	118,471	5,033
Appropriations to statutory reserves	0	0		0	6,285	(6,285)	0	0	0
Translation adjustments	(48,841)	0		0	0	0	(46,052)	(46,052)	(2,789)
Balance at Jun. 30, 2016	$ 682,685	$ 60		$ 215,403	$ 36,533	$ 430,627	$ (8,467)	$ 674,156	$ 8,529
Balance (in shares) at Jun. 30, 2016		59,598,099

[1]	The share capital increase for the issuance of ordinary shares upon exercise of options, restricted share and Incentive and Premium Shares for Bond are less than $1.